Prudential Investment Portfolios, Inc. 14

Prudential Floating Rate Income Fund

Supplement dated March 5, 2014 to the Currently Effective Prospectus and Statement of Additional Information

Effective immediately, Robert Cignarella joins Paul Appleby, CFA, Joe Lemanowicz, and Brian Juliano as a portfolio manager for the Fund. To reflect this change, the Fund’s Prospectus and Statement of Additional Information (“SAI”) are hereby changed as follows:

I.	In the section of the Prospectus entitled Fund Summary—Management of the Fund, the following is hereby added to the table found in this section:
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Prudential Investment Management, Inc.	Robert Cignarella, CFA	Managing Director	March 2014

II.	In the section of the Prospectus entitled How the Fund is Managed—Portfolio Managers, the following professional biography for Mr. Cignarella is hereby added:

Robert Cignarella, CFA, is a Managing Director and co-Head of Prudential Fixed Income's Leveraged Finance Team, which includes the US and European High Yield Bond and Bank Loan sector teams. Previously, Mr. Cignarella was a managing director and co-head of high yield and bank loans at Goldman Sachs Asset Management, also held positions as high yield portfolio manager and high yield and investment grade credit analyst. Earlier, he was a financial analyst in the investment banking division of Salomon Brothers. Mr. Cignarella received an MBA from the University of Chicago, and a bachelor’s degree in operations research, and industrial engineering from Cornell University. He holds the Chartered Financial Analyst (CFA) designation.

III.	In the section of the SAI entitled Management & Advisory Arrangements/Additional Information About the Portfolio Managers – Other Accounts and Ownership of Fund Securities, the following is hereby added to the table:

Subadviser	Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Prudential Investment Management, Inc.	Robert Cignarella, CFA	0/$0	0/$0	0/$0	None

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